Cover	Aug. 06, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (the “Amendment”) amends the Current Report on Form 8-K filed by Pacira BioSciences, Inc. on August 6, 2020 (the “Original Report”). The sole purpose of the Amendment is to correct a typographical error in Exhibit 99.1 to the Original Report, which incorrectly included $8.2 million of long-term investments in cash, cash equivalents and short-term investments as of June 30, 2020 in the condensed consolidated balance sheets included in Exhibit 99.1. Exhibit 99.1 furnished with this Amendment reflects the corrected amount. No other revisions have been made to the Original Report or the Exhibit 99.1 that was furnished with the Original Report.
Document Period End Date	Aug. 06, 2020
Entity File Number	001-35060
Entity Registrant Name	PACIRA BIOSCIENCES, INC.
Entity Central Index Key	0001396814
Entity Tax Identification Number	51-0619477
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 Sylvan Way
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	254-3560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PCRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false